Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000009916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009916 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000009916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009916 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009916 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009916 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009916 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009916 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000009916 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009918 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000009918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009918 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009918 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009918 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009918 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000009918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035169 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000035169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035169 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035169 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035169 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000035169 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040930 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000040930 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040930 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040930 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040930 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040930 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040930 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000040930 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040931 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000040931 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040931 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040931 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040931 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040931 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040931 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000040931 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040932 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000040932 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000040932 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000040932 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000040932 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040932 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040932 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000040932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009919 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000009919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009919 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009919 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009919 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009919 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000009919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185695 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000185695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185695 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185695 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185695 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000185695 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009947 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009947 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000009947 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009947 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009947 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009949 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009949 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000009949 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009949 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049003 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000049003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000049003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000049003 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040942 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040942 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000040942 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040942 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040942 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040942 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040943 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040943 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000040943 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040943 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040943 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000040944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040944 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040944 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000040944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000040944 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040944 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227371 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000227371 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227371 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009950 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009950 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000009950 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009950 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185702 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000185702 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185702 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009961 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009961 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009961 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009961 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000009961 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009961 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000009963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009963 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009963 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009963 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009963 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000009963 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009963 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000035174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035174 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035174 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035174 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035174 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000035174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000035174 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000040951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040951 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040951 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040951 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040951 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040951 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040951 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000040951 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040951 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[12]
C000040952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040952 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040952 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040952 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040952 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040952 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000040952 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000040953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040953 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000040953 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000040953 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000040953 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040953 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000040953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000040953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000040953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000040953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[14]
C000009964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009964 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009964 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009964 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009964 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000009964 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009964 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000185705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185705 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000185705 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185705 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185705 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185705 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000185705 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000185705 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000009965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000009965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[17],[18]
C000009965 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[17]
C000009965 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[17]
C000009965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[17]
C000009965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[17]
C000009965 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[17]
C000009965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[17]
C000009965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[17]
C000009965 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[17]
C000009965 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[17]
C000009965 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[17]
C000009965 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000009965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000009967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000009967 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[19],[20]
C000009967 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[19]
C000009967 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[19]
C000009967 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[19]
C000009967 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[19]
C000009967 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[19]
C000009967 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[19]
C000009967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[19]
C000009967 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[19]
C000009967 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[19]
C000009967 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000009967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000009967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000035175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000035175 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[21],[22]
C000035175 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[21]
C000035175 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[21]
C000035175 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[21]
C000035175 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[21]
C000035175 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[21]
C000035175 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[21]
C000035175 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[21]
C000035175 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[21]
C000035175 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[21]
C000035175 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[21]
C000035175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000035175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000040954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000040954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[23],[24]
C000040954 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[23]
C000040954 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[23]
C000040954 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[23]
C000040954 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000040954 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[23]
C000040954 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[23]
C000040954 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[23]
C000040954 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000040954 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000040954 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[23]
C000040954 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000040954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000040955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000040955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[25],[26]
C000040955 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[25]
C000040955 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[25]
C000040955 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[25]
C000040955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[25]
C000040955 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[25]
C000040955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[25]
C000040955 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[25]
C000040955 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000040955 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000040955 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[25]
C000040955 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000040955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000040956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000040956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[27],[28]
C000040956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[27]
C000040956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[27]
C000040956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[27]
C000040956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[27]
C000040956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[27]
C000040956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[27]
C000040956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[27]
C000040956 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[27]
C000040956 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[27]
C000040956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[27]
C000040956 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000040956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[27]
C000200564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000200564 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[29],[30]
C000200564 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[29]
C000200564 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[29]
C000200564 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[29]
C000200564 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[29]
C000200564 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[29]
C000200564 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[29]
C000200564 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[29]
C000200564 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[29]
C000200564 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[29]
C000200564 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[29]
C000200564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000200564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[29]
C000009968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000009968 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[31],[32]
C000009968 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[31]
C000009968 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[31]
C000009968 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[31]
C000009968 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[31]
C000009968 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[31]
C000009968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[31]
C000009968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[31]
C000009968 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[31]
C000009968 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[31]
C000009968 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[31]
C000009968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000009968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[31]
C000185707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000185707 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[33],[34]
C000185707 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[33]
C000185707 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[33]
C000185707 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[33]
C000185707 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[33]
C000185707 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[33]
C000185707 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[33]
C000185707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[33]
C000185707 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[33]
C000185707 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[33]
C000185707 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[33]
C000185707 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000185707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[33]
C000009969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000009969 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[35],[36]
C000009969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[35]
C000009969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[35]
C000009969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
C000009969 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[35]
C000009969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[35]
C000009969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[35]
C000009969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[35]
C000009969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[35]
C000009969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[35]
C000009969 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[35]
C000009969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000009969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[35]
C000009971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[37]
C000009971 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[37],[38]
C000009971 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[37]
C000009971 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[37]
C000009971 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000009971 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000009971 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[37]
C000009971 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[37]
C000009971 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[37]
C000009971 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[37]
C000009971 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[37]
C000009971 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[37]
C000009971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[37]
C000009971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[37]
C000064694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
C000064694 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[39],[40]
C000064694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[39]
C000064694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000064694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
C000064694 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[39]
C000064694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[39]
C000064694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[39]
C000064694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[39]
C000064694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[39]
C000064694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[39]
C000064694 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000064694 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
C000064694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[39]
C000040957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000040957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[41],[42]
C000040957 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[41]
C000040957 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[41]
C000040957 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[41]
C000040957 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[41]
C000040957 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[41]
C000040957 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[41]
C000040957 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[41]
C000040957 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[41]
C000040957 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[41]
C000040957 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000040957 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[41]
C000040957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[41]
C000040958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000040958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[43],[44]
C000040958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[43]
C000040958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[43]
C000040958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[43]
C000040958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[43]
C000040958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[43]
C000040958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[43]
C000040958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[43]
C000040958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[43]
C000040958 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[43]
C000040958 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000040958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000040958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[43]
C000040959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000040959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[45],[46]
C000040959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[45]
C000040959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[45]
C000040959 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[45]
C000040959 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[45]
C000040959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[45]
C000040959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[45]
C000040959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[45]
C000040959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[45]
C000040959 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[45]
C000040959 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[45]
C000040959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[45]
C000040959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[45]
C000148292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000148292 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[47],[48]
C000148292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[47]
C000148292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[47]
C000148292 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[47]
C000148292 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[47]
C000148292 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[47]
C000148292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[47]
C000148292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[47]
C000148292 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[47]
C000148292 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[47]
C000148292 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[47]
C000148292 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[47]
C000148292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[47]
C000009972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000009972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[49],[50]
C000009972 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[49]
C000009972 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[49]
C000009972 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[49]
C000009972 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000009972 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[49]
C000009972 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[49]
C000009972 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[49]
C000009972 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[49]
C000009972 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[49]
C000009972 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[49]
C000009972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000009972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[49]
C000185709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000185709 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[51],[52]
C000185709 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[51]
C000185709 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[51]
C000185709 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000185709 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000185709 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[51]
C000185709 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[51]
C000185709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[51]
C000185709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[51]
C000185709 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[51]
C000185709 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[51]
C000185709 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[51]
C000185709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[51]
C000010008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010008 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000010008 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000010008 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[53]
C000010008 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010010 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010010 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000010010 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000010010 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010010 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000010010 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085295 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000085295 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000085295 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000085295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085295 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000085295 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[55]
C000085295 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105490 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105490 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000105490 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000105490 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105490 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105490 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[56]
C000105490 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105491 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105491 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000105491 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000105491 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105491 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105491 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[57]
C000105491 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105492 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105492 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000105492 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000105492 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105492 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105492 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105492 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[58]
C000105492 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000211747 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000211747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000211747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[59]
C000211747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010011 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010011 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000010011 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000010011 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010011 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010011 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[60]
C000010011 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185721 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000185721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000185721 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000185721 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185721 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185721 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185721 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[61]
C000185721 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010042 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[62]
C000010042 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000010042 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000010042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[62]
C000010042 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000010042 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010042 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[62]
C000010042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000010042 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010042 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[63]
C000010042 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010044 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64]
C000010044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000010044 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000010044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64]
C000010044 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000010044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010044 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64]
C000010044 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000010044 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010044 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[65]
C000010044 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035179 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[66]
C000035179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000035179 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000035179 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[66]
C000035179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000035179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035179 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[66]
C000035179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000035179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035179 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[67]
C000035179 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040987 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[68]
C000040987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000040987 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000040987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[68]
C000040987 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000040987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040987 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[68]
C000040987 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000040987 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[69]
C000040987 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040988 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[70]
C000040988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000040988 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000040988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[70]
C000040988 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000040988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040988 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[70]
C000040988 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000040988 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[71]
C000040988 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000040989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040989 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[72]
C000040989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000040989 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000040989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[72]
C000040989 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000040989 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040989 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[72]
C000040989 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000040989 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040989 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[73]
C000040989 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148296 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[74]
C000148296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000148296 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000148296 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[74]
C000148296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000148296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148296 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[74]
C000148296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000148296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148296 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[75]
C000148296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010045 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[76]
C000010045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000010045 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000010045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[76]
C000010045 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000010045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010045 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[76]
C000010045 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000010045 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010045 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[77]
C000010045 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185727 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[78]
C000185727 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000185727 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000185727 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[78]
C000185727 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000185727 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185727 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[78]
C000185727 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000185727 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185727 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[79]
C000185727 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000048995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048995 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000048995 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048995 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048995 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000048995 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048995 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048995 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000048995 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048995 [Member] | Utilities Power Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000048995 [Member] | Housing Single Family Housing Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000048995 [Member] | Education Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048995 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048995 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048995 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048995 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[80]
C000048995 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000048997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048997 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000048997 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048997 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048997 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000048997 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048997 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048997 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000048997 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048997 [Member] | Utilities Power Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000048997 [Member] | Housing Single Family Housing Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000048997 [Member] | Education Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048997 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048997 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048997 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048997 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[81]
C000048997 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000048998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048998 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000048998 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048998 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000048998 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000048998 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048998 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048998 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000048998 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048998 [Member] | Utilities Power Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000048998 [Member] | Housing Single Family Housing Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000048998 [Member] | Education Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048998 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000048998 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048998 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048998 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[82]
C000048998 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000200566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200566 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200566 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200566 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200566 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200566 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200566 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200566 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200566 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200566 [Member] | Utilities Power Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200566 [Member] | Housing Single Family Housing Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200566 [Member] | Education Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200566 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200566 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200566 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200566 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[83]
C000200566 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000185741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185741 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000185741 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185741 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000185741 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000185741 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185741 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185741 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185741 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185741 [Member] | Utilities Power Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000185741 [Member] | Housing Single Family Housing Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000185741 [Member] | Education Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185741 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185741 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000185741 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185741 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185741 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[84]
C000185741 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000049001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049001 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000049001 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000049001 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049001 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000049001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000049001 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000049001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000049001 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049001 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049001 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000049001 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049001 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[86]
C000049001 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048999 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000048999 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000048999 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000048999 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000048999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000048999 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000048999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000048999 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000048999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000048999 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000048999 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000048999 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000048999 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[88]
C000048999 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049000 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000049000 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000049000 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049000 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000049000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[89]
C000049000 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[89]
C000049000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000049000 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049000 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000049000 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049000 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[90]
C000049000 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105493 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105493 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000105493 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105493 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000105493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[91]
C000105493 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[91]
C000105493 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000105493 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105493 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105493 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105493 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105493 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105493 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[92]
C000105493 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105494 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105494 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000105494 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105494 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000105494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[93]
C000105494 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[93]
C000105494 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000105494 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105494 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105494 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105494 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105494 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105494 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[94]
C000105494 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105495 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000105495 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000105495 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105495 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000105495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[95]
C000105495 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[95]
C000105495 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000105495 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105495 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105495 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105495 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000105495 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000105495 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[96]
C000105495 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148300 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000148300 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000148300 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000148300 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000148300 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[97]
C000148300 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[97]
C000148300 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000148300 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000148300 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148300 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000148300 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000148300 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000148300 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[98]
C000148300 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000052097 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000052097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000052097 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000052097 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000052097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[99]
C000052097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[99]
C000052097 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000052097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000052097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000052097 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000052097 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000052097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[100]
C000052097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185743 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000185743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000185743 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185743 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000185743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[101]
C000185743 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[101]
C000185743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000185743 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000185743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185743 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000185743 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185743 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[102]
C000185743 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[103]
C000065302 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[103],[104]
C000065302 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[103]
C000065302 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[103]
C000065302 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[103]
C000065302 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[103]
C000065302 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[103]
C000065302 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[103]
C000065302 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[103]
C000065302 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[103]
C000065302 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[103]
C000065302 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[103]
C000065302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[103]
C000065302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[103]
C000065304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[105]
C000065304 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[105],[106]
C000065304 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[105]
C000065304 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[105]
C000065304 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[105]
C000065304 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[105]
C000065304 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[105]
C000065304 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[105]
C000065304 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[105]
C000065304 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[105]
C000065304 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[105]
C000065304 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[105]
C000065304 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[105]
C000065304 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[105]
C000065306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[107]
C000065306 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[107],[108]
C000065306 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[107]
C000065306 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[107]
C000065306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[107]
C000065306 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[107]
C000065306 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[107]
C000065306 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[107]
C000065306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[107]
C000065306 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[107]
C000065306 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[107]
C000065306 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[107]
C000065306 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[107]
C000065306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[107]
C000065307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[109]
C000065307 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[109],[110]
C000065307 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[109]
C000065307 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[109]
C000065307 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[109]
C000065307 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[109]
C000065307 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[109]
C000065307 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[109]
C000065307 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[109]
C000065307 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[109]
C000065307 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[109]
C000065307 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[109]
C000065307 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[109]
C000065307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[109]
C000065308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[111]
C000065308 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[111],[112]
C000065308 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[111]
C000065308 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[111]
C000065308 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[111]
C000065308 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[111]
C000065308 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[111]
C000065308 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[111]
C000065308 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[111]
C000065308 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[111]
C000065308 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[111]
C000065308 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[111]
C000065308 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[111]
C000065308 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[111]
C000065309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[113]
C000065309 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[113],[114]
C000065309 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[113]
C000065309 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[113]
C000065309 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[113]
C000065309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[113]
C000065309 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[113]
C000065309 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[113]
C000065309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[113]
C000065309 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[113]
C000065309 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[113]
C000065309 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[113]
C000065309 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[113]
C000065309 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[113]
C000200567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[115]
C000200567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[115],[116]
C000200567 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[115]
C000200567 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[115]
C000200567 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[115]
C000200567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[115]
C000200567 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[115]
C000200567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[115]
C000200567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[115]
C000200567 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[115]
C000200567 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[115]
C000200567 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[115]
C000200567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[115]
C000200567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[115]
C000065305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[117]
C000065305 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[117],[118]
C000065305 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[117]
C000065305 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[117]
C000065305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[117]
C000065305 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[117]
C000065305 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[117]
C000065305 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[117]
C000065305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[117]
C000065305 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[117]
C000065305 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[117]
C000065305 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[117]
C000065305 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[117]
C000065305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[117]
C000185747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[119]
C000185747 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[119],[120]
C000185747 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[119]
C000185747 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[119]
C000185747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[119]
C000185747 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[119]
C000185747 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[119]
C000185747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[119]
C000185747 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[119]
C000185747 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[119]
C000185747 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[119]
C000185747 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[119]
C000185747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[119]
C000185747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[119]
C000089180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[121]
C000089180 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[121],[122]
C000089180 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[121]
C000089180 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[121]
C000089180 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[121]
C000089180 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[121]
C000089180 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[121]
C000089180 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[121]
C000089180 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[121]
C000089180 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[121]
C000089180 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[121]
C000089180 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[121]
C000089180 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[121]
C000089180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[121]
C000089181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[123]
C000089181 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[123],[124]
C000089181 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[123]
C000089181 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[123]
C000089181 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[123]
C000089181 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[123]
C000089181 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[123]
C000089181 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[123]
C000089181 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[123]
C000089181 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[123]
C000089181 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[123]
C000089181 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[123]
C000089181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[123]
C000089181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[123]
C000089182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[125]
C000089182 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[125],[126]
C000089182 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[125]
C000089182 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[125]
C000089182 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[125]
C000089182 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[125]
C000089182 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[125]
C000089182 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[125]
C000089182 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[125]
C000089182 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[125]
C000089182 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[125]
C000089182 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[125]
C000089182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[125]
C000089182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[125]
C000089183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[127]
C000089183 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[127],[128]
C000089183 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[127]
C000089183 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[127]
C000089183 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[127]
C000089183 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[127]
C000089183 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[127]
C000089183 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[127]
C000089183 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[127]
C000089183 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[127]
C000089183 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[127]
C000089183 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[127]
C000089183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[127]
C000089183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[127]
C000089184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[129]
C000089184 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[129],[130]
C000089184 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[129]
C000089184 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[129]
C000089184 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[129]
C000089184 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[129]
C000089184 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[129]
C000089184 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[129]
C000089184 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[129]
C000089184 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[129]
C000089184 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[129]
C000089184 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[129]
C000089184 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[129]
C000089184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[129]
C000089185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[131]
C000089185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[131],[132]
C000089185 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[131]
C000089185 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[131]
C000089185 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[131]
C000089185 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[131]
C000089185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[131]
C000089185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[131]
C000089185 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[131]
C000089185 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[131]
C000089185 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[131]
C000089185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[131]
C000089185 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[131]
C000089185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[131]
C000211748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[133]
C000211748 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[133],[134]
C000211748 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[133]
C000211748 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[133]
C000211748 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[133]
C000211748 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[133]
C000211748 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[133]
C000211748 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[133]
C000211748 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[133]
C000211748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[133]
C000211748 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[133]
C000211748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[133]
C000211748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[133]
C000211748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[133]
C000089186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[135]
C000089186 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[135],[136]
C000089186 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[135]
C000089186 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[135]
C000089186 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[135]
C000089186 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[135]
C000089186 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[135]
C000089186 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[135]
C000089186 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[135]
C000089186 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[135]
C000089186 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[135]
C000089186 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[135]
C000089186 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[135]
C000089186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[135]
C000185753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[137]
C000185753 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[137],[138]
C000185753 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%	[137]
C000185753 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[137]
C000185753 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[137]
C000185753 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[137]
C000185753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[137]
C000185753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[137]
C000185753 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[137]
C000185753 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[137]
C000185753 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[137]
C000185753 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[137]
C000185753 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[137]
C000185753 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[137]
C000101254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101254 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101254 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101254 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101254 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101254 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101255 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101255 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101256 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101256 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101256 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101257 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101257 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101257 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101258 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101258 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101258 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101259 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101259 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101259 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101259 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000101260 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000101260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101260 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000101260 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000185755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000185755 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000185755 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185755 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000185755 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[139]
C000101266 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[139],[140]
C000101266 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[139]
C000101266 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[139]
C000101266 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[139]
C000101266 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[139]
C000101266 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[139]
C000101266 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[139]
C000101266 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[139]
C000101266 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[139]
C000101266 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[139]
C000101266 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[139]
C000101266 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[139]
C000101266 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[139]
C000101267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[141]
C000101267 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[141],[142]
C000101267 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[141]
C000101267 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[141]
C000101267 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[141]
C000101267 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[141]
C000101267 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[141]
C000101267 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[141]
C000101267 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[141]
C000101267 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[141]
C000101267 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[141]
C000101267 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[141]
C000101267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[141]
C000101267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[141]
C000101261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[143]
C000101261 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[143],[144]
C000101261 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[143]
C000101261 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[143]
C000101261 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[143]
C000101261 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[143]
C000101261 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[143]
C000101261 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[143]
C000101261 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[143]
C000101261 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[143]
C000101261 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[143]
C000101261 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[143]
C000101261 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[143]
C000101261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[143]
C000101262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[145]
C000101262 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[145],[146]
C000101262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[145]
C000101262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[145]
C000101262 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[145]
C000101262 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[145]
C000101262 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[145]
C000101262 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[145]
C000101262 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[145]
C000101262 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[145]
C000101262 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[145]
C000101262 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[145]
C000101262 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[145]
C000101262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[145]
C000101263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[147]
C000101263 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[147],[148]
C000101263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[147]
C000101263 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[147]
C000101263 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[147]
C000101263 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[147]
C000101263 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[147]
C000101263 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[147]
C000101263 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[147]
C000101263 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[147]
C000101263 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[147]
C000101263 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[147]
C000101263 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[147]
C000101263 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[147]
C000101264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[149]
C000101264 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[149],[150]
C000101264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[149]
C000101264 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[149]
C000101264 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[149]
C000101264 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[149]
C000101264 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[149]
C000101264 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[149]
C000101264 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[149]
C000101264 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[149]
C000101264 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[149]
C000101264 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[149]
C000101264 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[149]
C000101264 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[149]
C000200569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[151]
C000200569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[151],[152]
C000200569 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[151]
C000200569 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[151]
C000200569 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[151]
C000200569 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[151]
C000200569 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[151]
C000200569 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[151]
C000200569 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[151]
C000200569 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[151]
C000200569 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[151]
C000200569 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[151]
C000200569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[151]
C000200569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[151]
C000101265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[153]
C000101265 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[153],[154]
C000101265 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[153]
C000101265 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[153]
C000101265 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[153]
C000101265 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[153]
C000101265 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[153]
C000101265 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[153]
C000101265 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[153]
C000101265 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[153]
C000101265 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[153]
C000101265 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[153]
C000101265 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[153]
C000101265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[153]
C000185757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[155]
C000185757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[155],[156]
C000185757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%	[155]
C000185757 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[155]
C000185757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[155]
C000185757 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[155]
C000185757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[155]
C000185757 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[155]
C000185757 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[155]
C000185757 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[155]
C000185757 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[155]
C000185757 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[155]
C000185757 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[155]
C000185757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[155]
C000101268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101268 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101268 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101268 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[157]
C000101268 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101268 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[157]
C000101268 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101268 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101268 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[158]
C000101268 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101269 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101269 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101269 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[159]
C000101269 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101269 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[159]
C000101269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101269 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101269 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101269 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[160]
C000101269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101270 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101270 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101270 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101270 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[161]
C000101270 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101270 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[161]
C000101270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101270 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101270 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101270 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[162]
C000101270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101271 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101271 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101271 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101271 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[163]
C000101271 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101271 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[163]
C000101271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101271 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101271 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101271 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[164]
C000101271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101272 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101272 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101272 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101272 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[165]
C000101272 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101272 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[165]
C000101272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101272 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101272 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101272 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[166]
C000101272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101273 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101273 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101273 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101273 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[167]
C000101273 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101273 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[167]
C000101273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101273 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101273 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101273 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[168]
C000101273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000148301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148301 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148301 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000148301 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000148301 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[169]
C000148301 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000148301 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[169]
C000148301 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000148301 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148301 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000148301 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[170]
C000148301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101274 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101274 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101274 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[171]
C000101274 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101274 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[171]
C000101274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101274 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101274 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000101274 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[172]
C000101274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185759 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000185759 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000185759 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[173]
C000185759 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185759 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[173]
C000185759 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000185759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000185759 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000185759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[174]
C000185759 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105103 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105103 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105103 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105103 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[175]
C000105103 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105103 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105103 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[175]
C000105103 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105103 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[176]
C000105104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105104 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105104 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105104 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105104 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[177]
C000105104 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105104 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105104 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[177]
C000105104 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105104 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[178]
C000105105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105105 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105105 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105105 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105105 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[179]
C000105105 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105105 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105105 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[179]
C000105105 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105105 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[180]
C000105106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105106 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105106 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105106 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105106 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[181]
C000105106 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105106 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105106 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[181]
C000105106 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105106 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[182]
C000105107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105107 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105107 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105107 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105107 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105107 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[183]
C000105107 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105107 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105107 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[183]
C000105107 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105107 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[184]
C000105108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105108 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105108 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105108 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105108 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105108 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[185]
C000105108 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105108 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105108 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[185]
C000105108 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105108 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[186]
C000105109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105109 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105109 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000105109 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000105109 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105109 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[187]
C000105109 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105109 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105109 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[187]
C000105109 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105109 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[188]
C000185761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185761 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000185761 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000185761 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000185761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185761 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[189]
C000185761 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185761 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000185761 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[189]
C000185761 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185761 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[190]
C000156246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156246 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156246 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156246 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156246 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000156246 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156246 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156246 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156246 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156246 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156246 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156246 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156246 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156246 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156246 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156246 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156246 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156246 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156246 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[191]
C000156246 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156247 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156247 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156247 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156247 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000156247 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156247 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156247 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156247 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156247 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156247 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156247 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156247 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156247 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156247 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156247 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156247 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156247 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[192]
C000156247 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156248 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156248 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156248 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156248 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000156248 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156248 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156248 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156248 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156248 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156248 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156248 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156248 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156248 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156248 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156248 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156248 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156248 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156248 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[193]
C000156248 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000185771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185771 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000185771 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185771 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000185771 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000185771 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185771 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000185771 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000185771 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000185771 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185771 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185771 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185771 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185771 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185771 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185771 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185771 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185771 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000185771 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[194]
C000185771 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156249 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156249 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156249 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156249 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156249 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156249 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156249 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156249 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156249 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156249 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156249 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156249 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156249 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156249 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156249 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156249 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156249 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156249 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000156249 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156249 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156249 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000156250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156250 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156250 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156250 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156250 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156250 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156250 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156250 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156250 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156250 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156250 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156250 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156250 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156250 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156250 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156250 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156250 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156250 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000156250 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156250 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156250 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000156251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156251 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156251 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156251 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156251 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156251 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156251 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156251 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156251 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156251 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156251 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156251 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156251 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156251 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156251 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156251 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156251 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156251 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156251 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000156251 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156251 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156251 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000185773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185773 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000185773 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000185773 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185773 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000185773 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185773 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185773 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185773 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185773 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000185773 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185773 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185773 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185773 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185773 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000185773 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185773 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185773 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185773 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000185773 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185773 [Member] | Bond Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185773 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000166660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[195]
C000166660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[195]
C000166660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[195]
C000166660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[195]
C000166660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[195]
C000166660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[195]
C000166660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[195]
C000166660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[195]
C000166660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[195]
C000166660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[195]
C000166660 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[195]
C000166660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[195]
C000166661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[196]
C000166661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[196]
C000166661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[196]
C000166661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[196]
C000166661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[196]
C000166661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[196]
C000166661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[196]
C000166661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[196]
C000166661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[196]
C000166661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[196]
C000166661 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[196]
C000166661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[196]
C000166662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[197]
C000166662 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[197]
C000166662 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[197]
C000166662 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[197]
C000166662 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[197]
C000166662 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[197]
C000166662 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[197]
C000166662 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[197]
C000166662 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[197]
C000166662 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[197]
C000166662 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[197]
C000166662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[197]
C000166663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[198]
C000166663 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[198]
C000166663 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[198]
C000166663 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[198]
C000166663 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[198]
C000166663 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[198]
C000166663 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[198]
C000166663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[198]
C000166663 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[198]
C000166663 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[198]
C000166663 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[198]
C000166663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[198]
C000166664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[199]
C000166664 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[199]
C000166664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[199]
C000166664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[199]
C000166664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[199]
C000166664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[199]
C000166664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[199]
C000166664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[199]
C000166664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[199]
C000166664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[199]
C000166664 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[199]
C000166664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[199]
C000166665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[200]
C000166665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[200]
C000166665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[200]
C000166665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[200]
C000166665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[200]
C000166665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[200]
C000166665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[200]
C000166665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[200]
C000166665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[200]
C000166665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[200]
C000166665 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[200]
C000166665 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[200]
C000166666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[201]
C000166666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[201]
C000166666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[201]
C000166666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[201]
C000166666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[201]
C000166666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[201]
C000166666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[201]
C000166666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[201]
C000166666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[201]
C000166666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[201]
C000166666 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[201]
C000166666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[201]
C000166667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[202]
C000166667 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[202]
C000166667 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[202]
C000166667 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[202]
C000166667 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[202]
C000166667 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[202]
C000166667 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[202]
C000166667 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[202]
C000166667 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[202]
C000166667 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[202]
C000166667 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[202]
C000166667 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[202]
C000185775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[203]
C000185775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[203]
C000185775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%	[203]
C000185775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[203]
C000185775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[203]
C000185775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[203]
C000185775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[203]
C000185775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[203]
C000185775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[203]
C000185775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[203]
C000185775 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[203]
C000185775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[203]
C000175596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[204]
C000175596 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[204],[205]
C000175596 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[204]
C000175596 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[204]
C000175596 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[204]
C000175596 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[204]
C000175596 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[204]
C000175596 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[204]
C000175596 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[204]
C000175596 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[204]
C000175596 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[204]
C000175596 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[204]
C000175596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[204]
C000175596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[204]
C000175597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[206]
C000175597 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[206],[207]
C000175597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[206]
C000175597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[206]
C000175597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[206]
C000175597 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[206]
C000175597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[206]
C000175597 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[206]
C000175597 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[206]
C000175597 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[206]
C000175597 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[206]
C000175597 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[206]
C000175597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[206]
C000175597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[206]
C000175598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[208]
C000175598 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[208],[209]
C000175598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[208]
C000175598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[208]
C000175598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[208]
C000175598 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[208]
C000175598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[208]
C000175598 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[208]
C000175598 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[208]
C000175598 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[208]
C000175598 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[208]
C000175598 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[208]
C000175598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[208]
C000175598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[208]
C000175599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[210]
C000175599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[210],[211]
C000175599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[210]
C000175599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[210]
C000175599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[210]
C000175599 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[210]
C000175599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[210]
C000175599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[210]
C000175599 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[210]
C000175599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[210]
C000175599 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[210]
C000175599 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[210]
C000175599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[210]
C000175599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[210]
C000175600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[212]
C000175600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[212],[213]
C000175600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[212]
C000175600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[212]
C000175600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[212]
C000175600 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[212]
C000175600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[212]
C000175600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[212]
C000175600 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[212]
C000175600 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[212]
C000175600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[212]
C000175600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[212]
C000175600 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[212]
C000175600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[212]
C000175601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[214]
C000175601 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[214],[215]
C000175601 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[214]
C000175601 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[214]
C000175601 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[214]
C000175601 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[214]
C000175601 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[214]
C000175601 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[214]
C000175601 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[214]
C000175601 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[214]
C000175601 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[214]
C000175601 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[214]
C000175601 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[214]
C000175601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[214]
C000175602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[216]
C000175602 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[216],[217]
C000175602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[216]
C000175602 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[216]
C000175602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[216]
C000175602 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[216]
C000175602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[216]
C000175602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[216]
C000175602 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[216]
C000175602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[216]
C000175602 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[216]
C000175602 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[216]
C000175602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[216]
C000175602 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[216]
C000175603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[218]
C000175603 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[218],[219]
C000175603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[218]
C000175603 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[218]
C000175603 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[218]
C000175603 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[218]
C000175603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[218]
C000175603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[218]
C000175603 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[218]
C000175603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[218]
C000175603 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[218]
C000175603 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[218]
C000175603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[218]
C000175603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[218]
C000185166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[220]
C000185166 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[220],[221]
C000185166 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[220]
C000185166 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[220]
C000185166 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[220]
C000185166 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[220]
C000185166 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[220]
C000185166 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%	[220]
C000185166 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[220]
C000185166 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[220]
C000185166 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[220]
C000185166 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[220]
C000185166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[220]
C000185166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[220]
C000236422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236422 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236422 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236422 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236422 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236424 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236424 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236424 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236423 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236423 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236423 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236423 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236425 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236425 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236425 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236421 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236421 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236421 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236421 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236421 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236420 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236420 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000236419 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000236419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000236419 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Percentage rounds to zero.
[2]	Percentage rounds to zero.
[3]	Percentage rounds to zero.
[4]	Percentage rounds to zero.
[5]	Percentage rounds to zero.
[6]	Percentage rounds to zero.
[7]	Percentage rounds to zero.
[8]	Percentage rounds to zero.
[9]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[10]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[11]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[12]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[13]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[14]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[15]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[16]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[33]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[34]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[35]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[36]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[37]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[38]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[39]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[40]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[41]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[42]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[43]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[46]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[47]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[48]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[49]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[50]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[51]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[52]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[53]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[54]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[55]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[56]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[57]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[58]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[59]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[60]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[61]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[62]	Percentage rounds to zero.
[63]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[64]	Percentage rounds to zero.
[65]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[66]	Percentage rounds to zero.
[67]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[68]	Percentage rounds to zero.
[69]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[70]	Percentage rounds to zero.
[71]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[72]	Percentage rounds to zero.
[73]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[74]	Percentage rounds to zero.
[75]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[76]	Percentage rounds to zero.
[77]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[78]	Percentage rounds to zero.
[79]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[80]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[81]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[82]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[83]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[84]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[85]	Percentage rounds to zero.
[86]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[87]	Percentage rounds to zero.
[88]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[89]	Percentage rounds to zero.
[90]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[91]	Percentage rounds to zero.
[92]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[93]	Percentage rounds to zero.
[94]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[95]	Percentage rounds to zero.
[96]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[97]	Percentage rounds to zero.
[98]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[99]	Percentage rounds to zero.
[100]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[101]	Percentage rounds to zero.
[102]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[103]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[104]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[105]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[106]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[107]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[108]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[109]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[110]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[111]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[112]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[113]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[114]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[115]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[116]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[117]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[118]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[119]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[120]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[121]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[122]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[123]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[124]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[125]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[126]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[127]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[128]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[129]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[130]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[131]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[132]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[133]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[134]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[135]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[136]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[137]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[138]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[139]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[140]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[141]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[142]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[143]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[144]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[145]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[146]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[147]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[148]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[149]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[150]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[151]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[152]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[153]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[154]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[155]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[156]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[157]	Percentage rounds to zero.
[158]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[159]	Percentage rounds to zero.
[160]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[161]	Percentage rounds to zero.
[162]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[163]	Percentage rounds to zero.
[164]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[165]	Percentage rounds to zero.
[166]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[167]	Percentage rounds to zero.
[168]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[169]	Percentage rounds to zero.
[170]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[171]	Percentage rounds to zero.
[172]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[173]	Percentage rounds to zero.
[174]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[175]	Percentage rounds to zero.
[176]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[177]	Percentage rounds to zero.
[178]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[179]	Percentage rounds to zero.
[180]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[181]	Percentage rounds to zero.
[182]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[183]	Percentage rounds to zero.
[184]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[185]	Percentage rounds to zero.
[186]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[187]	Percentage rounds to zero.
[188]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[189]	Percentage rounds to zero.
[190]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[191]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[192]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[193]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[194]	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
[195]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[196]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[197]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[198]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[199]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[200]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[201]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[202]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[203]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[204]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[205]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[206]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[207]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[208]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[209]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[210]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[211]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[212]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[213]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[214]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[215]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[216]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[217]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[218]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[219]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[220]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[221]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.